Note 18 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
	2020	2019

Balance, January 1	$359,150	$343,361
RNCI share of earnings	27,550	24,558
RNCI redemption increment	15,843	7,853
Distributions paid to RNCI	(33,293)	(29,662)
Purchase of interests from RNCI, net	(19,100)	(14,011)
RNCI recognized on business acquisitions	92,225	27,051
Balance, December 31	$442,375	$359,150